NUVEEN EMERGING MARKETS EQUITY FUND

SUPPLEMENT DATED JANUARY 17, 2020

TO THE PROSPECTUS DATED NOVEMBER 29, 2019

Barton Grenning and Willis Tsai have been named portfolio managers of Nuveen Emerging Markets Equity Fund. David Lund is no longer portfolio manager of the Fund.

Barton Grenning entered the financial services industry in 1990. He joined Nuveen Asset Management, LLC (“NAM”) as Managing Director and Portfolio Manager in October 2019. He also serves as Managing Director and Portfolio Manager at Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. He joined TIAA in 2008.

Willis Tsai entered the financial services industry in 2005. He joined NAM as Managing Director in October 2019 and became Head of Asian Research and Portfolio Manager in January 2020. He also serves as Managing Director, Head of Asian Research, and Portfolio Manager at Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. He joined TIAA in 2006.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-EMEP-0120P

NUVEEN EMERGING MARKETS EQUITY FUND

SUPPLEMENT DATED JANUARY 17, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 29, 2019

Barton Grenning and Willis Tsai have been named portfolio managers of Nuveen Emerging Markets Equity Fund. David Lund is no longer portfolio manager of the Fund.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Barton Grenning*	Registered Investment Companies	1	$1,598	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	1	$7	0	$0

Willis Tsai*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Began serving as a Portfolio Manager of Nuveen Emerging Markets Equity Fund on January 17, 2020. Information provided is as of October 31, 2019.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Barton Grenning*	Nuveen Emerging Markets Equity Fund	A
Willis Tsai*	Nuveen Emerging Markets Equity Fund	A

*	Began serving as a Portfolio Manager of Nuveen Emerging Markets Equity Fund on January 17, 2020. Information provided is as of October 31, 2019.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-EMESAI-0120P